Significant Accounting Policies (Earnings Per Share - Effects of dilutive options and warrants) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic EPS
Income									$ 7,207,221	$ 5,918,340	$ 6,161,767
Shares	2,953,763	2,953,424	2,953,412	2,953,180	2,947,235	2,945,474	2,945,474	2,944,001	2,953,446	2,945,918	2,944,001
Per Share Amounts	$ 0.52	$ 0.71	$ 0.62	$ 0.59	$ 0.31	$ 0.65	$ 0.50	$ 0.55	$ 2.44	$ 2.01	$ 2.09
Effect of Diluted Securities:
Senior Convertible Debentures									303,200	303,200	304,200
Senior Convertible Debentures (per Share)									$ (0.12)	$ (0.10)	$ (0.10)
Diluted EPS
Income									$ 7,569,861	$ 6,219,679	$ 6,463,533
Shares	3,256,963	3,256,624	3,257,017	3,257,532	3,251,598	3,252,436	3,253,559	3,248,201	3,256,646	3,250,069	3,248,572
Per Share Amounts	$ 0.50	$ 0.68	$ 0.59	$ 0.56	$ 0.30	$ 0.61	$ 0.48	$ 0.52	$ 2.32	$ 1.91	$ 1.99
Dilutive Securities, Effect on Basic Earnings Per Share, Dilutive Convertible Securities									$ 362,640	$ 301,339	$ 301,766
Weighted Average [Member]
Diluted EPS
Share Price					$ 29.05					$ 29.05	$ 23.02